Accrued Liabilities (Tables)	12 Months Ended
Oct. 31, 2020
Schedule of liability payable to creditors

	CEO	Trade vendors	Total
Balance at November 1, 2018	$-	$-	$-
Amount deferred	180,799	-	180,799
Balance at October 31, 2019	$180,799	$-	$180,799
Amounts deferred	105,514	180,741	286,255
Amounts settled	-	(77,238)	(77,238)
Balance at October 31, 2020	$286,313	$103,503	$389,816